Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000177589_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000177589_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000177589_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,316
C000177589_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,506
C000177589_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,037
C000177589_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,064
C000177589_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,603
C000177589_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,634
C000177589_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,100
C000177589_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,978
C000177589_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,118
C000177589_4_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000177589_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177589_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,131
C000177589_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000177589_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,906
C000177589_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,771
C000177589_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,274
C000177589_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,674
C000177589_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,955
C000177589_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,182
C000177589_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,825
C000177585_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Index
C000177585_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,192
C000177585_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000177585_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,542
C000177585_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,288
C000177585_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,012
C000177585_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,913
C000177585_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,627
C000177585_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,345
C000177585_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,764
C000177585_4_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000177585_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,116
C000177585_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177585_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,975
C000177585_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,986
C000177585_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,411
C000177585_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,004
C000177585_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,349
C000177585_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,765
C000177585_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,603
C000103373_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Small Cap Index Fund
C000103373_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103373_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,590
C000103373_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,067
C000103373_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,734
C000103373_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,337
C000103373_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,584
C000103373_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,938
C000103373_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,318
C000103373_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,647
C000103373_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,851
C000103373_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,696
C000103373_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000103373_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103373_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,563
C000103373_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,012
C000103373_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,658
C000103373_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,256
C000103373_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,437
C000103373_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,821
C000103373_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,171
C000103373_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,459
C000103373_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,629
C000103373_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,347
C000103373_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000103373_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103373_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,858
C000103373_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,406
C000103373_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,106
C000103373_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,948
C000103373_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,560
C000103373_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,857
C000103373_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,186
C000103373_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,133
C000103373_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,227
C000103373_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,601
C000203457_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Large Cap Growth Index Fund
C000203457_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203457_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,597
C000203457_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,738
C000203457_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,749
C000203457_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,801
C000203457_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,203
C000203457_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,692
C000203457_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,987
C000203457_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,940
C000203457_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000203457_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203457_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,588
C000203457_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,735
C000203457_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,768
C000203457_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,818
C000203457_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,211
C000203457_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,684
C000203457_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,980
C000203457_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,938
C000203457_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000203457_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203457_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,462
C000203457_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,471
C000203457_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,652
C000203457_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,324
C000203457_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,603
C000203457_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,163
C000203457_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,452
C000203457_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,977
C000103368_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Mid Cap Index Fund
C000103368_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103368_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,670
C000103368_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,969
C000103368_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,353
C000103368_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,920
C000103368_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,618
C000103368_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,356
C000103368_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,036
C000103368_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,146
C000103368_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,767
C000103368_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,897
C000103368_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Index
C000103368_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103368_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,670
C000103368_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,973
C000103368_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,360
C000103368_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,924
C000103368_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,623
C000103368_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,365
C000103368_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,038
C000103368_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,151
C000103368_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,775
C000103368_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,905
C000103368_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000103368_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103368_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,858
C000103368_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,406
C000103368_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,106
C000103368_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,948
C000103368_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,560
C000103368_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,857
C000103368_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,186
C000103368_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,133
C000103368_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,227
C000103368_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,601
C000170037_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Large Cap Value Index Fund
C000170037_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170037_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,348
C000170037_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,205
C000170037_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,321
C000170037_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,850
C000170037_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,294
C000170037_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,514
C000170037_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,720
C000170037_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,110
C000170037_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,824
C000170037_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,198
C000170037_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
C000170037_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170037_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,355
C000170037_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,207
C000170037_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,314
C000170037_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,848
C000170037_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,289
C000170037_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,516
C000170037_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,729
C000170037_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,108
C000170037_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,828
C000170037_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,213
C000170037_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000170037_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170037_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000170037_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,015
C000170037_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,750
C000170037_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,763
C000170037_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,068
C000170037_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,605
C000170037_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,997
C000170037_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,017
C000170037_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,244
C000170037_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,444
C000170033_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Large Cap Growth Index Fund
C000170033_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170033_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,634
C000170033_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,832
C000170033_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,230
C000170033_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,990
C000170033_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,226
C000170033_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,757
C000170033_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,356
C000170033_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,750
C000170033_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,775
C000170033_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	51,944
C000170033_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
C000170033_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170033_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,645
C000170033_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,853
C000170033_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,268
C000170033_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,030
C000170033_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,300
C000170033_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,840
C000170033_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,444
C000170033_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,853
C000170033_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,917
C000170033_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	52,144
C000170033_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000170033_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170033_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000170033_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,015
C000170033_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,750
C000170033_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,763
C000170033_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,068
C000170033_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,605
C000170033_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,997
C000170033_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,017
C000170033_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,244
C000170033_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,444
C000177589_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Small Cap Index Fund
C000177589_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177589_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,310
C000177589_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,519
C000177589_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,052
C000177589_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,096
C000177589_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,670
C000177589_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,688
C000177589_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,180
C000177589_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,090
C000177589_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,243
C000177589_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex Small Cap Linked Index℠
C000177589_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177589_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,316
C000177589_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,506
C000177589_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,037
C000177589_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,064
C000177589_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,603
C000177589_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,634
C000177589_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,100
C000177589_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,978
C000177589_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,118
C000177589_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Small Cap Index℠
C000177589_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177589_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,310
C000177589_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,519
C000177589_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,052
C000177589_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,096
C000177589_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,670
C000177589_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,727
C000177589_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,020
C000177589_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,854
C000177589_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,223
C000177585_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Mid Cap Index Fund
C000177585_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,190
C000177585_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000177585_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,548
C000177585_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,309
C000177585_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,053
C000177585_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,954
C000177585_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,680
C000177585_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,409
C000177585_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,828
C000177585_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex Mid Cap Linked Index℠
C000177585_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,192
C000177585_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000177585_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,542
C000177585_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,288
C000177585_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,012
C000177585_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,913
C000177585_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,627
C000177585_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,345
C000177585_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,764
C000177585_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Mid Cap Index℠
C000177585_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,190
C000177585_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000177585_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,548
C000177585_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,309
C000177585_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,053
C000177585_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,955
C000177585_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,524
C000177585_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,198
C000177585_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,785
C000261868_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Flex® Mid Cap Focused Index Fund
C000261868_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261868_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,233
C000261868_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Mid Cap Focused Index℠
C000261868_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261868_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,231
C000261868_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000261868_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261868_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,374
C000261869_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Flex® Small Cap Focused Index Fund
C000261869_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261869_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,674
C000261869_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Small Cap Focused Index℠
C000261869_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261869_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,670
C000261869_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000261869_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261869_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,424